GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Information by Segment

	2016		2015		2014
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$105,727	$5,085	$107,527	$2,933	$91,825	$2,601
Europe and Middle East (excluding Israel)	84,020	1,163	79,615	207	82,786	296
Asia Pacific	63,978	701	62,324	390	44,406	138
Japan	30,968	783	16,193	365	25,460	9
Israel	2,853	4,797	4,461	5,928	3,217	3,967
Other	10,556	-	7,729	-	8,056	-

	$298,102	$12,529	$277,849	$9,823	$255,750	$7,011